Borrowings	6 Months Ended
Mar. 31, 2024
Borrowings [Abstract]
BORROWINGS

NOTE 13 – BORROWINGS

Borrowings as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Short-term bank loans	$18,835,782	$16,036,184
Short-term loans from third-party individuals and entities*	7,264,299	7,879,608
Total	$26,100,081	$23,915,792

*

As of March 31, 2024, the third-party loan balance includes a short-term loan of $387,796 from Chengdu Airport Factoring Company, with another third party, Chengdu Juyuan Company, providing a guarantee for the loan. Per the agreement among all parties, Jiangsu Austin has pledged its investment of $8.31 million, representing a 50% equity stake in Sichuan Ausheet, to secure the guarantee provided by Chengdu Juyuan Company. The equity pledge remains in effect as long as Sichuan Ausheet has an outstanding loan balance owed to Chengdu Airport Factoring Company. Upon repayment of the loan, Jiangsu Austin retains the right to dispose of the 50% pledged equity. There was no outstanding balance of the loan with Chengdu Airport Factoring Company as of September 30, 2023, hence no pledge at the time for this loan.

Short-term bank loans as of March 31, 2024 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	19,000,000	2,631,470	7/21/2023	7/1/2024	3.70%
Bank of Nanjing*	1,000,000	138,498	7/21/2023	7/1/2024	3.70%
Bank of China*	4,000,000	553,994	7/27/2023	7/25/2024	3.42%
Bank of China*	4,000,000	553,994	7/26/2023	7/24/2024	3.42%
Bank of Ningbo*	10,000,000	1,384,984	6/21/2023	6/20/2024	4.55%
Bank of Jiangsu*	5,000,000	692,492	8/15/2023	8/14/2024	4.05%
Bank of Jiangsu*	3,000,000	415,495	8/15/2023	8/14/2024	4.05%
Bank of Bei Jing*	10,000,000	1,384,984	4/28/2023	4/27/2024	3.65%
Bank of Communication	6,000,000	830,990	11/24/2023	11/23/2024	4.35%
Postal Savings Bank of China*	20,000,000	2,769,968	1/2/2024	12/31/2024	3.45%
Bank of Communication*	9,000,000	1,246,486	6/29/2023	6/28/2024	3.70%
Bank of China*	3,000,000	415,495	1/23/2024	6/30/2024	3.05%
Bank of Cheng Du	5,000,000	692,492	7/25/2023	7/24/2024	5.65%
Bank of China	10,000,000	1,384,984	8/21/2023	8/21/2024	5.55%
Chengdu Rural Commercial Bank	10,000,000	1,384,984	12/22/2023	12/21/2024	3.55%
China Construction Bank	5,000,000	692,492	3/11/2024	3/10/2025	3.95%
Bank of Zijin Rural Commercial***	2,000,000	276,997	3/29/2023	3/28/2025	4.35%
Bank of Zijin Rural Commercial**	4,750,000	657,867	3/3/2023	3/3/2025	4.35%
Bank of Zijin Rural Commercial**	5,250,000	727,116	1/31/2023	1/20/2025	4.35%
Total	136,000,000	$18,835,782

*

As of March 31, 2024 a total of $13,018,850 short-term loans were guaranteed by, or pledged by the personal assets owned by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2024.

**	As of March 31, 2024, a total of $1,384,984 long-term bank loans were guaranteed by, or pledged by the personal assets owned by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2024.
***	As of March 31, 2024, a total of $276,997 bank loans were obtained through pledging a fixed certificate of deposit worth $306,081, of which $306,081 is included in the restricted cash.

For the six months ended March 31, 2024 and 2023, interest expense on short-term bank borrowings amounted to $537,018 and $566,254, respectively.

Short-term bank loans as of September 30, 2023 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	19,000,000	2,604,167	7/21/2023	7/1/2024	3.70%
Bank of Nanjing*	1,000,000	137,061	7/21/2023	7/1/2024	3.70%
Bank of China*	4,000,000	548,246	7/27/2023	7/25/2024	3.42%
Bank of China*	2,000,000	274,123	7/27/2023	2/26/2024	3.42%
Bank of China*	4,000,000	548,246	7/26/2023	7/25/2024	3.42%
Bank of Ningbo	10,000,000	1,370,613	6/21/2023	6/15/2024	4.55%
Bank of Jiangsu	5,000,000	685,307	8/15/2023	8/14/2024	4.05%
Bank of Jiangsu	3,000,000	411,184	8/15/2023	8/13/2024	4.05%
Agricultural Bank of China	10,000,000	1,370,614	11/9/2022	11/1/2023	3.65%
Bank of Beijing	10,000,000	1,370,614	4/28/2023	4/27/2024	3.65%
Bank of Nanjing*	5,000,000	685,307	5/17/2023	11/14/2023	3.80%
Bank of Communications	9,000,000	1,233,553	6/29/2023	6/28/2024	3.70%
Bank of China*	10,000,000	1,370,614	6/29/2023	1/28/2024	3.65%
Agricultural Bank of China*	10,000,000	1,370,614	1/1/2023	1/1/2024	3.65%
Bank of Chengdu*	5,000,000	685,307	7/25/2023	7/24/2024	5.65%
Bank of China*	10,000,000	1,370,614	8/21/2023	8/21/2024	5.55%
Total	117,000,000	$16,036,184

*	As of September 30, 2023, a total of $9,594,299 short term bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2023.

Short-term borrowings also include loans from various individuals that are unsecured, due on demand, and bear interest of 4.42%. The total amount of these loans was $7,264,299 and $7,879,608 as of March 31, 2024 and September 30, 2023, respectively. The Company recorded interest expense of $568,495 and $121,498 for the six months ended March 31, 2024 and 2023, respectively.

Long-term borrowings as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31, 2024	September 30, 2023
Long-term bank loans	$-	$1,644,737
Total	$-	$1,644,737

For the six months ended March 31, 2024 and 2023, interest expense on all long-term borrowings amounted to nil and 7,491, respectively.

Long-term bank loans as of September 30, 2023 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Zijin Rural Commercial*	2,000,000	274,123	3/29/2023	3/28/2025	4.35%
Bank of Zijin Rural Commercial**	4,750,000	651,042	3/3/2023	3/3/2025	4.35%
Bank of Zijin Rural Commercial**	5,250,000	719,572	1/31/2023	1/20/2025	4.35%
Total	12,000,000	$1,644,737

*	As of September 30, 2023, a total of $274,123 bank loans were obtained through pledging a fixed certificate of deposit worth $302,906, of which $302,906 is included in the restricted cash.

**	As of September 30, 2023, a total of $1,370,614 long term bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2023.

The Company’s bank loans are guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members, third-party individuals, and third-party companies. See Note 16 – Related Party Transactions for more information on guaranty provided by Mr. Tao Ling and his immediate family members. Certain Company’s assets were also pledged to secure the banks loans. The details of the pledges of assets are as follows:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Buildings, net	$819,422	$845,878
Bank deposit	306,081	302,906
Total	$1,125,503	$1,148,784